Condensed Financial Information of the Parent Company	12 Months Ended
Dec. 31, 2024
Condensed Financial Information of the Parent Company [Abstract]
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

24. CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

The subsidiary did not pay any dividend to the parent company for the periods presented. For the purpose of presenting parent only financial information, the parent company records its investment in its subsidiary under the equity method of accounting. Such investment is presented on the separate condensed balance sheets of the parent company as “Investment in subsidiaries and the income of the subsidiary is presented as “share of income of subsidiary”. Certain information and footnote disclosures generally included in financial statements prepared in accordance with U.S. GAAP have been condensed and omitted.

The parent company did not have significant capital and other commitments, long-term obligations, or guarantees as of December 31, 2024 and 2023.

PARENT COMPANY BALANCE SHEETS

	December 31, 2024	December 31, 2023
ASSETS
Cash and cash equivalents	$1,088,565	$150,071
Short-term investment	4,040,000	5,241,677
Other current assets	54,383	143,208
Due from subsidiaries, VIE and VIE’s subsidiaries	12,247,807	7,948,307
Investment in subsidiaries, VIE and VIE’s subsidiaries	5,113,612	5,756,419
Total Assets	$22,544,367	$19,239,682

LIABILITIES AND EQUITY
Total Liabilities	$-	$-

Commitments and Contingencies

Shareholders’ Equity
Class A Ordinary Share (par value $0.001 per share, 450,000,000 shares authorized; 24,839,131 and 2,054,943* shares issued and outstanding on December 31, 2024 and 2023, respectively)	24,840	2,056
Class B Ordinary Share (par value $0.001 per share, 50,000,000 shares authorized; 549,772 and 549,772* shares issued and outstanding on December 31, 2024 and 2023, respectively)	550	550
Additional paid-in capital	29,059,063	25,133,933
Accumulated deficit	(6,540,086)	(5,896,857)
Total Shareholders’ Equity	22,544,367	19,239,682
Total Liabilities and Shareholders’ Equity	$22,544,367	$19,239,682

*	Retrospectively restated for the effect of share consolidation (see Note 18).

PARENT COMPANY STATEMENTS OF OPERATIONS

	For the Years Ended December 31,
	2024	2023	2022
Equity in loss of subsidiaries	$(642,807)	$(11,440,721)	$(2,919,423)
General and administrative expenses	(192,233)	(82,620)	(23,193)
Interest income	191,811	187,430	1,725
Net Loss	$(643,229)	(11,335,911)	(2,940,891)

PARENT COMPANY STATEMENTS OF CASH FLOWS

	For the Years Ended December 31,
	2024	2023	2022
Cash Flows from Operating Activities:
Net Cash Provided by (Used in) Operating Activities	$198,117	$(193,778)	$139,309

Cash Flows from Investing Activities:
Proceeds from redemption of short-term investments	10,269,677	-	-
Investments in short-term investments	(9,068,000)	(5,241,677)	-
Loans (made to) repaid from subsidiaries, VIE and VIE’s subsidiaries	(4,299,500)	1,475,310	(1,638,455)
Net Cash Used in Investing Activities	(3,097,823)	(3,766,367)	(1,638,455)

Cash Flows from Financing Activities:
Proceeds from issuance of common stocks in connection with direct offering, net off issuance cost	3,838,200	-	1,850,744
Net Cash Provided by Financing Activities	3,838,200	-	1,850,744

Net increase (decrease) in cash and cash equivalents	938,494	(3,960,145)	351,598
Cash and cash equivalents at beginning of year	150,071	4,110,216	3,758,618
Cash and cash equivalents at end of year	$1,088,565	$150,071	$4,110,216